Share-Based Compensation (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation [Line Items]
Exercise price	$ 0.08
Grant of share options		302,500	302,500
Weighted average grant date fair value			$ 24.94
Fair value of share options vested			$ 1,091,293
2024 Plan [Member]
Share-Based Compensation [Line Items]
Reverse stock split	315,878
Unrecognized compensation expense			$ 29,696
2024 Plan [Member] | Stock Options [Member]
Share-Based Compensation [Line Items]
Reverse stock split	302,500
2024 Plan [Member] | Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Reverse stock split	302,500
2024 Share Incentive Plan [Member]
Share-Based Compensation [Line Items]
Weighted average grant date fair value		$ 23.68
Fair value of share options vested		$ 2.96